DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2024
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

15.    DERIVATIVE LIABILITIES

Purchase Consideration and Contingent Consideration

In May 2023, the Company reached an agreement to amend and settle the terms of contingent consideration under the membership interest purchase agreements of GSD and Sira. The Company recognized a fair value loss in 2023 of $918 on the settlement of the contingent consideration obligation for GSD and $3,660 on the settlement of the contingent consideration obligation for Sira.

The fair value adjustment relating to derivative liabilities has been included in the statements of operations under “Fair value gain on financial liabilities” as detailed below:

Year ended
December 31,
2023
Gain from FV adjustment on contingent consideration	$27,597
Loss from settlement of contingent consideration	(4,578)
Other	4
Total	$23,023